UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:   September 30, 2019

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security	Shares	Value
Common Stocks ― 98.4%
Capital Markets ― 3.3%
Ameriprise Financial Inc.	28,425	$4,181,318
CME Group Inc.	12,000	2,536,080
Total Capital Markets		6,717,398

Commercial Banks ― 52.7%
Bank of America Corp.	296,000	8,634,320
Banner Corp.	80,142	4,501,576
BOK Financial Corp.	31,314	2,478,503
Bryn Mawr Bank Corp.	70,000	2,555,700
Centerstate Banks Inc.	214,300	5,139,985
Coastal Financial Corp/WA	82,000	1,239,020	*
Columbia Banking System Inc.	88,805	3,276,905
Comerica Inc.	12,000	791,880
CrossFirst Bankshares Inc.	160,000	2,288,800	*
Farmers & Merchants Bank of Long Beach	200	1,590,000
Fifth Third Bancorp	104,400	2,858,472
First Financial Bancorp	57,000	1,395,075
First Foundation Inc.	123,000	1,878,825
First Western Financial Inc.	70,000	1,196,300	*
Franklin Financial Network Inc.	25,000	755,250
Heritage Financial Corp.	143,000	3,855,280
JPMorgan Chase & Co.	97,310	11,452,414
Level One Bancorp Inc.	39,000	940,680
Northrim Bancorp Inc.	39,100	1,551,097
Pacific Premier Bancorp Inc.	65,263	2,035,553
People's Utah Bancorp	102,000	2,885,580
PCB Bancorp	55,000	904,750
PNC Financial Services Group Inc.	20,000	2,803,200
QCR Holdings Inc.	118,500	4,500,630
SmartFinancial Inc.	66,000	1,374,780	*
Sterling Bancorp	243,200	4,878,592
Stock Yards Bancorp Inc.	34,000	1,247,460
SunTrust Banks Inc.	79,000	5,435,200
SVB Financial Group	29,000	6,059,550	*
TCF Financial Corp.	40,648	1,547,469
Towne Bank/Portsmouth VA	38,812	1,079,168
U.S. Bancorp	60,500	3,348,070
Univest Corp. of Pennsylvania	55,126	1,406,264
Webster Financial Corp.	73,895	3,463,459
Western Alliance Bancorp	91,000	4,193,280	*
Wintrust Financial Corp.	50,000	3,231,500
Total Commerical Banks		108,774,587

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)

Security	Shares	Value
Consumer Finance ― 2.4%
Discover Financial Services	62,000	$5,027,580
Total Consumer Finance		5,027,580

Diversified Financial Services ― 7.6%
Alerus Financial Corp.	70,000	1,526,000
Charles Schwab Corp.	134,000	5,605,220
Intercontinental Exchange Inc.	50,000	4,613,500
Voya Financial Inc.	73,000	3,974,120
Total Diversified Financial Services		15,718,840

Insurance ― 12.6%
American Financial Group Inc.	34,650	3,737,002
Brown & Brown Inc.	114,000	4,110,840
Chubb Limited	52,500	8,475,600
Hanover Insurance Group Inc.	28,000	3,795,120
Marsh & McLennan Cos Inc.	41,000	4,102,050
RenaissanceRe Holdings Ltd	9,000	1,741,050
Total Insurance		25,961,662

IT Services ― 10.8%
Black Knight Inc.	42,000	2,564,520	*
Fidelity National Information Services Inc.	29,787	3,954,522
Fiserv Inc.	22,680	2,349,421	*
Global Payments Inc.	30,699	4,881,141
I3 Verticals Inc.	90,480	1,820,458	*
Visa Inc., Class A Shares	38,400	6,605,184
Total IT Services		22,175,246

Professional Services ― 0.9%
Verisk Analytics Inc., Class A Shares	11,500	1,818,610
Total Professional Services		1,818,610

Real Estate Investment Trusts (REITs) ― 3.8%
Boston Properties Inc.	15,000	1,944,900
Crown Castle International Corp.	29,000	4,031,290
Simon Property Group LP	12,500	1,945,625
Total Real Estate Investment Trusts (REITs)		7,921,815

Thrifts & Mortgage Finance ― 4.3%
Bridgewater Bancshares Inc.	165,000	1,970,100	*
FS Bancorp Inc.	17,000	892,500
Riverview Bancorp Inc.	105,000	774,900
Territorial Bancorp Inc.	65,000	1,857,700
WSFS Financial Corp.	77,803	3,431,112
Total Thrifts & Mortgage Finance		8,926,312

Total Common Stocks (Cost ― $126,495,695)		203,042,050

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)

Security	Shares	Value
Short-Term Investment ― 1.4%
Fidelity Investments Money Market - Government Portfolio - Class I - 1.86% (a)	2,818,984	$2,818,984
Total Short-Term Investment (Cost ― $2,818,984)		2,818,984

Total Investments ― 99.8% (Cost ― $129,314,679)		205,861,034
Other Assets in Excess of Liabilities ― 0.2%		503,233
Total Net Assets ― 100.0%		$206,364,267

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 100.2%
Education ― 17.5%
Maryland Stadium Authority	5.000%	5/1/2042	$2,000,000	$2,419,820
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2019	500,000	500,000
Frostburg State University Project	4.000%	10/1/2020	500,000	509,325
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	290,998
Salisbury University Project	5.000%	6/1/2027	455,000	490,649
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	1,981,508
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	553,210
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,667,931
Good Samaritan Hospital of Maryland	1.120%	4/1/2035	3,800,000	3,800,000	(b)
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,129,900
Maryland Institute College of Art	4.000%	6/1/2042	250,000	270,440
Total Education				14,613,781

Health Care ― 27.9%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/2030	495,000	585,610
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,663,800
Maryland State EDC, Howard Hughes Medical Institute	1.120%	2/15/2043	300,000	300,000	(b)
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,540,212
Broadmead Inc.	4.250%	7/1/2040	1,150,000	1,259,538
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,069,008
Greater Baltimore Medical Center Inc.	1.320%	7/1/2025	800,000	800,000	(b)
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	4,008,480
James Lawrence Kernan Hospital	5.000%	7/1/2034	50,000	50,036
James Lawrence Kernan Hospital	1.070%	7/1/2041	1,050,000	1,050,000	(b)
James Lawrence Kernan Hospital	1.000%	7/1/2041	3,400,000	3,400,000	(b)
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,359,780
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,205,216
University of Maryland Medical System	1.050%	7/1/2034	1,000,000	1,000,000	(b)
Total Health Care				23,291,680

Housing ― 11.7%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	1,088,940
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	1,048,140
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,549,450
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,014,370
Residential, Series A	3.850%	9/1/2042	1,000,000	1,073,680
Montgomery County Housing Opportunites Commission	3.050%	7/1/2044	1,000,000	999,410
Total Housing				9,773,990

Industrial Revenue ― 0.7%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	566,893
Total Industrial Revenue				566,893

Leasing ― 1.3%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,060,090
Total Leasing				1,060,090

Local General Obligation ― 13.9%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,255,029
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,298,004
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,245,430

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 13.9% (Continued)
County of Montgomery, Maryland	1.050%	11/1/2037	$1,700,000	$1,700,000	(b)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,131,970
Maryland Stadium Authority	1.100%	3/1/2026	1,225,000	1,225,000	(b)
State of Maryland	4.000%	8/1/2029	500,000	545,660
State of Maryland	5.000%	3/15/2031	1,000,000	1,240,810
Total Local General Obligation				11,641,903

Pre-Refunded/Escrowed to Maturity(a) ― 11.4%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,267,628
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,255,150
Total Pre-Refunded/Escrowed to Maturity				9,522,778

Special Tax Obligation ― 3.7%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	2,990,000	3,071,208
Total Special Tax Obligation				3,071,208

Transporatation ― 8.4%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/2044	1,195,000	1,308,716
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,574,740
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	2,126,400
Total Transporatation				7,009,856

Water & Sewer ― 3.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	900,000	959,067
Water Projects, FGIC	5.000%	7/1/2024	895,000	954,222
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/1/2037	1,000,000	1,200,900
Total Water & Sewer				3,114,189

Total Municipal Bonds ― 100.2% (Cost ― $78,390,041)				83,666,368
Liabilities in Excess of Other Assets ― (0.2)%				(147,667)
Total Net Assets ― 100.0%				$83,518,701

(a) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)

	Ratings table*

	Standard & Poor’s/Moody’s/Fitch**
	AAA/Aaa	26.6%
	AA/Aa	42.2%
	A	18.1%
	BBB/Baa	13.1%
		100.0%
*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
	Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees
	of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
	NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security	Shares	Value
Common Stocks ― 64.7%
Communication Services ― 1.3%
Walt Disney Co/The	19,055	$2,483,248
Total Communication Services		2,483,248

Consumer Discretionary ― 8.0%
Amazon.com Inc.	2,535	4,400,532	*
BorgWarner Inc.	49,465	1,814,376
Home Depot Inc/The	15,275	3,544,105
Royal Caribbean Cruises Ltd.	22,250	2,410,343
TJX Cos Inc.	50,755	2,829,084
Total Consumer Discretionary		14,998,440

Consumer Staples ― 6.7%
Costco Wholesale Corp.	13,465	3,879,401
CVS Health Corp.	25,770	1,625,314
Estee Lauder Cos. Inc., Class A Shares	21,325	4,242,609
PepsiCo Inc.	20,675	2,834,542
Total Consumer Staples		12,581,866

Financials ― 9.2%
Bank of America Corp.	80,160	2,338,267
Charles Schwab Corp/The	68,000	2,844,440
Citizens Financial Group Inc.	67,855	2,400,031
CME Group Inc.	15,650	3,307,471
Discover Financial Services	36,715	2,977,219
Prologis Inc.	26,075	2,222,111
Simon Property Group LP	7,300	1,136,245
Total Financials		17,225,784

Health Care ― 8.4%
Boston Scientific Corp.	88,980	3,620,596	*
Chubb Limited	17,835	2,879,283
Teleflex Inc.	10,130	3,441,667
Thermo Fisher Scientific Inc.	11,100	3,233,097
UnitedHealth Group Inc.	11,480	2,494,834
Total Health Care		15,669,477

Industrials ― 10.0%
Cintas Corp.	14,985	4,017,478
Danaher Corp.	22,565	3,259,063
Eaton Corp. PLC	31,310	2,603,427
HD Supply Holdings Inc.	42,800	1,676,690	*
Illinois Tool Works Inc.	13,755	2,152,520
Union Pacific Corp.	14,460	2,342,231
Xylem Inc/NY	34,625	2,756,842
Total Industrials		18,808,251

Information Technology ― 18.7%
Adobe Systems Inc.	10,315	2,849,519	*
Alphabet Inc., Class A Shares	3,690	4,506,007	*
Analog Devices Inc.	15,935	1,780,417
Apple Inc.	21,945	4,915,022
Broadcom Inc.	5,695	1,572,219
Facebook Inc.	14,780	2,632,022	*
Intuit Inc.	9,010	2,396,119
Microsoft Corp.	39,660	5,513,930
PayPal Holdings Inc.	26,985	2,795,376	*
Salesforce.com Inc.	16,855	2,501,956	*
Visa Inc., Class A Shares	20,395	3,508,144
Total Information Technology		34,970,731

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)

Security			Shares	Value
Telecommunication Services ― 0.6%
AT&T Inc.			28,400	$1,074,656
Total Telecommunication Services				1,074,656

Utilities ― 1.8%
American Water Works Co. Inc.			27,720	3,443,656
Total Utilities				3,443,656

Total Common Stocks (Cost ― $76,906,959)				121,256,109

		Maturity	Face
	Rate	Date	Amount
Asset Backed Securities ― 0.3%
Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/2021	$549,833	548,768
Total Asset Backed Securities (Cost ― $547,665)				548,768

Collateralized Mortgage Obligations ― 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	64,607	64,582
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	49,368	50,112
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	52,786	56,938
Total Collateralized Mortgage Obligations (Cost ― $169,726)				171,632

Corporate Bonds ― 15.4%
Consumer Discretionary ― 1.2%
Cintas Corp No 2	2.900%	4/1/2022	325,000	332,217
Comcast Corp.	3.375%	2/15/2025	210,000	221,574
Comcast Corp.	5.650%	6/15/2035	600,000	783,970
Ford Motor Credit Co LLC	8.125%	1/15/2020	610,000	620,131
Starbucks Corp.	2.450%	6/15/2026	250,000	252,036
Total Consumer Discretionary				2,209,928

Consumer Staples ― 0.6%
CVS Health Corp.	3.875%	7/20/2025	260,000	275,309
CVS Health Corp.	4.780%	3/25/2038	345,000	378,443
PepsiCo Inc.	3.100%	7/17/2022	390,000	402,725
Total Consumer Staples				1,056,477

Financials ― 6.8%
Aflac Inc.	4.000%	2/15/2022	400,000	418,709
American Express Credit Corp. (3M US LIBOR + 0.43%)	2.568%	3/3/2020	405,000	405,429	(a)
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/2022	410,000	418,226	(b)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/2026	550,000	572,478	(b)
Bank of America Corp.	4.183%	11/25/2027	525,000	567,185
Bank of Montreal	3.100%	7/13/2020	1,500,000	1,513,163
BlackRock Inc.	4.250%	5/24/2021	400,000	415,819
BlackRock Inc.	3.250%	4/30/2029	455,000	487,694
Boston Properties LP	4.500%	12/1/2028	535,000	607,798
Citigroup Inc.	5.500%	9/13/2025	325,000	368,721
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,031,240
Goldman Sachs Group Inc.	3.500%	11/16/2026	330,000	343,084
Host Hotels & Resorts LP	3.375%	12/15/2029	1,300,000	1,299,724
HSBC Holdings PLC	4.000%	3/30/2022	635,000	662,895
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	538,720
Simon Property Group LP	4.125%	12/1/2021	350,000	363,775
Simon Property Group LP	3.375%	12/1/2027	510,000	539,901
State Street Corp.	3.700%	11/20/2023	370,000	394,444

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 6.8% (Continued)
State Street Corp.	3.550%	8/18/2025	$360,000	$385,917
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	333,310
Toronto-Dominion Bank	1.850%	9/11/2020	575,000	574,636
Westpac Banking Corp.	4.875%	11/19/2019	335,000	336,173
Westpac Banking Corp.	4.421%	7/24/2039	130,000	143,849
Total Financials				12,722,890

Health Care ― 1.9%
Anthem Inc.	2.875%	9/15/2029	530,000	525,572
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	775,055	(c)
Celgene Corp.	3.900%	2/20/2028	365,000	400,130
Express Scripts Holding Co.	3.050%	11/30/2022	600,000	613,345
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	413,397
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	379,910
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	537,247
Total Health Care				3,644,656

Information Technology ― 1.4%
Apple Inc.	2.850%	2/23/2023	575,000	592,296
Microsoft Corp.	4.200%	11/3/2035	565,000	676,767
QUALCOMM Inc.	2.250%	5/20/2020	415,000	415,224
QUALCOMM Inc. (3M US LIBOR + 0.73%)	2.666%	1/30/2023	340,000	341,979	(a)
QUALCOMM Inc.	3.450%	5/20/2025	500,000	528,906
Total Information Technology				2,555,172

Materials― 0.2%
Nutrien Ltd.	4.200%	4/1/2029	425,000	468,538
Total Materials				468,538

Telecommunication Services ― 1.4%
AT&T Inc.	4.450%	4/1/2024	425,000	459,992
AT&T Inc.	4.350%	3/1/2029	465,000	514,018
Verizon Communications Inc.	4.329%	9/21/2028	327,000	371,051
Verizon Communications Inc.	3.875%	2/8/2029	410,000	450,302
Verizon Communications Inc.	4.500%	8/10/2033	350,000	406,743
Verizon Communications Inc.	5.250%	3/16/2037	335,000	415,328
Total Telecommunication Services				2,617,434

Utilities ― 1.9%
Avangrid Inc.	3.800%	6/1/2029	650,000	698,903
DTE Electric Co.	4.050%	5/15/2048	380,000	441,301
Duke Energy Carolinas LLC	3.350%	5/15/2022	955,000	987,581
Georgia Power Co.	3.250%	4/1/2026	345,000	356,731
Public Service Co of Colorado	3.200%	3/1/2050	520,000	531,177
Southern Power Co.	1.950%	12/15/2019	545,000	544,816
Total Utilities				3,560,509

Total Corporate Bonds (Cost ― $27,298,012)				28,835,604

Foreign Government Agency Issues ― 1.4%
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	1,008,795
International Finance Corp.	1.750%	3/30/2020	850,000	848,914
International Finance Corp.	2.000%	10/24/2022	785,000	794,131
Total Foreign Government Agency Issues (Cost ― $2,558,146)				2,651,840

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.3%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool G18082	5.000%	11/1/2020	$8,720	$9,002
Gold Pool G12379	4.500%	6/1/2021	8,144	8,396
Gold Pool J04311	6.000%	2/1/2022	14,442	14,788
Gold Pool C91417	3.500%	1/1/2032	112,227	116,845
Gold Pool A35826	5.000%	7/1/2035	42,109	45,071
Gold Pool G08112	6.000%	2/1/2036	77,517	89,309
Gold Pool G02564	6.500%	1/1/2037	38,957	45,936
Gold Pool G08179	5.500%	2/1/2037	29,256	33,070
Gold Pool A65694	6.000%	9/1/2037	37,751	43,325
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	12	13
Pool 808156	4.500%	2/1/2035	9,106	9,586
Pool 891596	5.500%	6/1/2036	960	1,083
Pool 190375	5.500%	11/1/2036	4,895	5,537
Pool 916386	6.000%	5/1/2037	32,162	36,937
Pool 946594	6.000%	9/1/2037	27,436	31,492
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	132,408	148,888
Gold Pool 003922M	7.000%	11/20/2036	19,192	22,443
Total Mortgage Backed Securities (Cost ― $593,980)				661,721

U.S. Government & Agency Obligations ― 9.2%
Federal Home Loan Banks (FHLB) (US SOFR + 0.11)	1.685%	10/1/2020	1,000,000	1,000,308	(a)
Federal Home Loan Banks (FHLB)	3.250%	11/16/2028	600,000	669,171
Federal Home Loan Banks (FHLB)	5.500%	7/15/2036	125,000	181,967
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	244,992
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	165,567
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	561,485
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	520,000	516,131
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,362,872
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	444,113
United States Treasury Bill	2.094%	10/17/2019	525,000	524,588	(d)
United States Treasury Bonds	7.875%	2/15/2021	800,000	865,969
United States Treasury Bonds	8.000%	11/15/2021	250,000	282,915
United States Treasury Bonds	7.250%	8/15/2022	780,000	903,657
United States Treasury Bonds	7.625%	11/15/2022	850,000	1,006,105
United States Treasury Bonds	7.125%	2/15/2023	325,000	384,097
United States Treasury Bonds	6.250%	8/15/2023	550,000	646,658
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,427,263
United States Treasury Bonds	7.625%	2/15/2025	390,000	511,098
United States Treasury Bonds	6.875%	8/15/2025	100,000	129,549
United States Treasury Bonds	6.750%	8/15/2026	90,000	120,088
United States Treasury Bonds	6.500%	11/15/2026	135,000	179,326
United States Treasury Bonds	6.125%	11/15/2027	675,000	905,199
United States Treasury Bonds	5.500%	8/15/2028	335,000	441,192
United States Treasury Bonds	3.500%	2/15/2039	573,000	717,985
United States Treasury Bonds	4.375%	11/15/2039	204,000	286,241
United States Treasury Notes	3.625%	2/15/2020	625,000	628,882
United States Treasury Notes	3.500%	5/15/2020	420,000	424,241
United States Treasury Notes	2.625%	8/15/2020	900,000	905,994
United States Treasury Notes	3.125%	11/15/2028	790,000	887,037
Total U.S. Government & Agency Obligations (Cost ― $16,514,293)				17,324,690

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)

Security		Shares	Value
Short-Term Investment ― 7.8%
Fidelity Investments Money Market - Government Portfolio - Class I	1.860%	14,639,922	$14,639,922	(e)
Total Short-Term Investment (Cost ― $14,639,922)			14,639,922

Total Investments ― 99.2% (Cost ― $139,228,703)			186,090,286
Other Assets in Excess of Liabilities ― 0.8%			1,415,012
Total Net Assets ― 100.0%			$187,505,298

Notes:

*	Non-income producing security.
(a)	Variable rate security. Reference rate and spread are included in the description.
(b)	Fixed to floating rate. Effective date of change and formula disclosed.
(c)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified buyers on a public offering registered under Securities Act of 1933.  The security has been deemed liquid by the advisor.

(d)	Rate disclosed is yield of the position.
(e)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security	Shares	Value
Common Stocks ― 68.4%
Communication Services ― 1.4%
Walt Disney Co/The	3,855	$502,384
Total Communication Services		502,384

Consumer Discretionary ― 8.5%
Amazon.com Inc.	505	876,635	*
BorgWarner Inc.	10,100	370,468
Home Depot Inc/The	3,055	708,821
Royal Caribbean Cruises Ltd.	4,550	492,901
TJX Cos Inc.	9,950	554,613
Total Consumer Discretionary		3,003,438

Consumer Staples ― 6.6%
Costco Wholesale Corp.	2,735	787,981
CVS Health Corp.	4,480	282,553
Estee Lauder Cos. Inc., Class A Shares	3,660	728,157
PepsiCo Inc.	3,990	547,029
Total Consumer Staples		2,345,720

Financials ― 9.5%
Bank of America Corp.	16,095	469,491
Charles Schwab Corp/The	13,315	556,966
Citizens Financial Group Inc.	12,985	459,279
CME Group Inc.	3,140	663,608
Discover Financial Services	7,290	591,146
Prologis Inc.	5,180	441,440
Simon Property Group LP	1,155	179,776
Total Financials		3,361,706

Health Care ― 8.9%
Boston Scienfitic Corp.	17.600	716,144	*
Chubb Limited	3,645	588,449
Teleflex Inc.	2,075	704,981
Thermo Fisher Scientific Inc.	2,215	645,163
UnitedHealth Group Inc.	2,280	495,490
Total Health Care		3,150,227

Industrials ― 10.8%
Cintas Corp.	2,980	798,938
Danaher Corp.	4,615	666,544
Eaton Corp. PLC	6,400	532,160
HD Supply Holdings Inc.	9,070	355,317	*
Illinois Tool Works Inc.	2,740	428,783
Union Pacific Corp.	2,965	480,271
Xylem Inc/NY	7,075	563,312
Total Industrials		3,825,325

Information Technology ― 20.1%
Adobe Systems Inc.	1,910	527,637	*
Alphabet Inc., Class A Shares	775	946,383	*
Analog Devices Inc.	3,375	377,089

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 20.1% (Continued)
Apple Inc.			4,445	$995,547
Broadcom Inc.			1,110	306,438
Facebook Inc.			3,120	555,610	*
Intuit Inc.			1,905	506,616
Microsoft Corp.			7,815	1,086,519
PayPal Holdings Inc.			5,500	569,745	*
Salesforce.com Inc.			3,445	511,376	*
Visa Inc., Class A Shares			4,045	695,780
Total Information Technology				7,078,740

Telecommunication Services ― 0.6%
AT&T Inc.			5,755	217,769
Total Telecommunication Services				217,769

Utilities ― 2.0%
American Water Works Co. Inc.			5,675	705,005
Total Utilities				705,005

Total Common Stocks (Cost ― $13,673,054)				24,190,314

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	$14,811	15,034
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	7,258	7,829
Total Collateralized Mortgage Obligations (Cost ― $22,648)				22,863

Corporate Bonds ― 18.2%
Consumer Discretionary ― 1.5%
Comcast Corp.	3.375%	2/15/2025	70,000	73,858
Comcast Corp.	5.650%	6/15/2035	200,000	261,323
Ford Motor Credit Co LLC	8.125%	1/15/2020	195,000	198,239
Total Consumer Discretionary				533,420

Consumer Staples ― 0.7%
CVS Health Corp.	4.780%	3/25/2038	105,000	115,178
PepsiCo Inc.	3.100%	7/17/2022	135,000	139,405
Total Consumer Staples				254,583

Financials ― 6.0%
Aflac Inc.	4.000%	2/15/2022	130,000	136,080
American Express Credit Corp.	2.200%	3/3/2020	125,000	125,036
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/2022	130,000	132,609	(a)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/2026	160,000	166,539	(a)
Bank of America Corp.	4.183%	11/25/2027	165,000	178,258
Bank of Montreal	3.100%	7/13/2020	110,000	110,965
BlackRock Inc.	3.250%	4/30/2029	105,000	112,545
Citigroup Inc.	5.500%	9/13/2025	110,000	124,798
Host Hotels & Resorts LP	3.375%	12/15/2029	225,000	224,952
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	80,808
Simon Property Group LP	4.125%	12/1/2021	110,000	114,329

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 6.0% (Continued)
Simon Property Group LP	3.375%	12/1/2027	$155,000	$164,088
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	128,196
Toronto-Dominion Bank	1.850%	9/11/2020	200,000	199,874
Westpac Banking Corp.	4.875%	11/19/2019	110,000	110,385
Westpac Banking Corp.	4.421%	7/24/2039	25,000	27,663
Total Financials				2,137,125

Health Care ― 2.8%
Boston Properties LP	4.500%	12/1/2028	155,000	176,091
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	133,630	(b)
Celgene Corp.	3.900%	2/20/2028	105,000	115,106
Express Scripts Holding Co.	3.050%	11/30/2022	185,000	189,115
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	129,186
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	118,722
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	99,104
Total Health Care				960,954

Information Technology ― 2.0%
Apple Inc.	2.850%	2/23/2023	185,000	190,565
Microsoft Corp.	4.200%	11/3/2035	175,000	209,618
QUALCOMM Inc.	2.250%	5/20/2020	135,000	135,073
QUALCOMM Inc.	3.450%	5/20/2025	175,000	185,117
Total Information Technology				720,373

Materials ― 0.3%
Nutrien Ltd.	4.200%	4/1/2029	110,000	121,269
Total Materials				121,269

Telecommunication Services ― 2.2%
AT&T Inc.	4.450%	4/1/2024	150,000	162,350
AT&T Inc.	4.350%	3/1/2029	115,000	127,123
Verizon Communications Inc.	4.329%	9/21/2028	104,000	118,010
Verizon Communications Inc.	3.875%	2/8/2029	100,000	109,830
Verizon Communications Inc.	4.500%	8/10/2033	110,000	127,834
Verizon Communications Inc.	5.250%	3/16/2037	105,000	130,177
Total Telecommunication Services				775,324

Utilities ― 2.7%
Avangrid Inc.	3.800%	6/1/2029	125,000	134,404
DTE Electric Co.	4.050%	5/15/2048	120,000	139,358
Duke Energy Carolinas LLC	3.350%	5/15/2022	275,000	284,382
Georgia Power Co.	3.250%	4/1/2026	100,000	103,400
Public Service Co of Colorado	3.200%	3/1/2050	55,000	56,182
Southern Power Co.	1.950%	12/15/2019	220,000	219,926
Total Utilities				937,652

Total Corporate Bonds (Cost ― $6,029,605)				6,440,700

Foreign Government Agency Issues ― 2.3%
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	292,876
International Finance Corp.	1.750%	3/30/2020	270,000	269,655
International Finance Corp.	2.000%	10/24/2022	255,000	257,966
Total Foreign Government Agency Issues (Cost ― $792,932)				820,497

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	$39,609	$41,239
Gold Pool A35826	5.000%	7/1/2035	18,347	19,637
Gold Pool A49479	5.000%	6/1/2036	21,393	23,609
Gold Pool A65694	6.000%	9/1/2037	25,486	29,249
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/2022	1,332	1,355
Pool 995262	5.500%	1/1/2024	10,242	10,662
Pool 891596	5.500%	6/1/2036	23,996	27,063
Pool 900936	6.500%	2/1/2037	2,759	3,074
Pool 946594	6.000%	9/1/2037	16,812	19,297
Total Mortgage Backed Securities (Cost ― $159,432)				175,185

U.S. Government & Agency Obligations ― 8.0%
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	35,000	50,390
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	103,432
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	163,772
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	152,199
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	534,987
United States Treasury Bonds	7.875%	2/15/2021	250,000	270,615
United States Treasury Bonds	8.000%	11/15/2021	75,000	84,875
United States Treasury Bonds	7.625%	11/15/2022	250,000	295,913
United States Treasury Bonds	6.250%	8/15/2023	90,000	105,817
United States Treasury Bonds	7.500%	11/15/2024	265,000	342,285
United States Treasury Bonds	6.875%	8/15/2025	50,000	64,774
United States Treasury Bonds	6.750%	8/15/2026	30,000	40,029
United States Treasury Bonds	5.500%	8/15/2028	10,000	13,170
United States Treasury Bonds	3.500%	2/15/2039	131,000	164,147
United States Treasury Bonds	4.375%	11/15/2039	242,000	339,561
United States Treasury Notes	3.625%	2/15/2020	125,000	125,776
Total U.S. Government & Agency Obligations (Cost ― $2,520,739)				2,851,742

Short-Term Investment ― 2.3%			Shares
Fidelity Institutional Money Market - Government Portfolio - Class I	1.860%		809,868	809,868	(c)
Tota Short-Term Investment (Cost ― $809,868)				809,868

Total Investments ― 99.8% (Cost ― $24,008,278)				35,311,169
Other Assets in Excess of Liabilities ― 0.2%				53,325
Total Net Assets ― 100.0%				$35,364,494

Notes:

*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified buyers on a public offering registered under Securities Act of 1933.  The security has been deemed liquid by the advisor.

(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Funds
Schedule of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$203,042,050	$-	$-	$203,042,050
Total long-term investments	203,042,050	-	-	203,042,050
Short-term investments	2,818,984	-	-	2,818,984
Total investments	$205,861,034	$-	$-	$205,861,034

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$83,666,368	$-	$83,666,368
Total long-term investments	-	83,666,368	-	83,666,368
Total investments	$-	$83,666,368	$-	$83,666,368

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$121,256,109	$-	$-	$121,256,109
Asset Backed Securities	-	548,768		548,768
Collateralized Mortgage Obligations	-	171,632	-	171,632
Corporate Bonds	-	28,835,604	-	28,835,604
Foreign Government Agency Issues	-	2,651,840	-	2,651,840
Mortgage-Backed Securities	-	661,721	-	661,721
U.S. Government & Agency Obligations	-	17,324,690	-	17,324,690
Total long-term investments	$121,256,109	$50,194,255	$-	$171,450,364
Short-term investments	14,639,922	-	-	14,639,922
Total investments	$135,896,031	$50,194,255	$-	$186,090,286

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$24,190,314	$-	$-	$24,190,314
Collateralized Mortgage Obligations	-	22,863	-	22,863
Corporate Bonds	-	6,440,700	-	6,440,700
Foreign Government Agency Issues	-	820,497	-	820,497
Mortgage-Backed Securities	-	175,185	-	175,185
U.S. Government & Agency Obligations	-	2,851,742	-	2,851,742
Total long-term investments	$24,190,314	$10,310,987	$-	$34,501,301
Short-term investments	809,968		-	809,968
Total investments	$25,000,282	$10,310,987	$-	$35,311,269

* See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kasmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 18, 2019